INCOME TAXES - Effective tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of effective tax rate:
Federal taxes at statutory rate	21.00%	21.00%
State taxes, net of federal benefit	2.80%	4.40%
Permanent items	(0.80%)	0.90%
Performance shares		(13.70%)
Provision to return adjustment and other	(2.30%)	0.10%
Change in rate	3.80%	(0.40%)
NOL carryback difference	(1.40%)	0.30%
Effective income tax rate	23.10%	12.60%
Net operating loss and carryforward	$ 5,762	$ 2,211
Interest and penalties related to uncertain tax positions	0
Federal
Reconciliation of effective tax rate:
Net operating loss and carryforward	$ 23,500